UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2010

Item 1. Schedule of Investments.

Zacks Multi-Cap Opportunties Fund
SCHEDULE OF INVESTMENTS - As of August 31, 2010
(Unaudited)

Number
of Shares		Value
	COMMON STOCKS - 96.7%
	CONSUMER DISCRETIONARY - 12.1%
3,547	Best Buy Co., Inc.	$111,340
3,871	BorgWarner, Inc. *	168,969
5,737	Dollar Tree, Inc. *	260,058
2,839	Hasbro, Inc.	114,582
5,714	Jones Apparel Group, Inc.	87,881
3,846	Ltd. Brands, Inc.	90,766
7,901	Macy's, Inc.	153,595
5,108	McDonald's Corp.	373,190
13,117	Newell Rubbermaid, Inc.	197,017
3,184	Ross Stores, Inc.	158,022
4,731	TJX Cos., Inc.	187,773
5,796	Walt Disney Co.	188,892
1,721	Whirlpool Corp.	127,629
		2,219,714

	CONSUMER STAPLES - 9.4%
1,999	Church & Dwight Co., Inc.	122,399
5,611	Corn Products International, Inc.	191,503
6,138	Dr Pepper Snapple Group, Inc.	226,001
8,794	Hain Celestial Group, Inc. *	196,458
2,198	HJ Heinz Co.	101,636
2,575	JM Smucker Co.	150,586
13,698	Kroger Co.	270,262
3,984	PepsiCo, Inc.	255,693
4,235	Wal-Mart Stores, Inc.	212,343
		1,726,881

	ENERGY - 11.0%
3,825	Apache Corp.	343,676
5,863	Chevron Corp.	434,800
5,697	ConocoPhillips	298,694
4,645	Exxon Mobil Corp.	274,798
7,265	Halliburton Co.	204,946
2,978	Marathon Oil Corp.	90,799
1,621	Oil States International, Inc. *	66,834
1,777	Royal Dutch Shell PLC - ADR	91,213
1,787	Schlumberger Ltd.	95,301
4,601	Swift Energy Co. *	123,997
		2,025,058

Zacks Multi-Cap Opportunties Fund
SCHEDULE OF INVESTMENTS - As of August 31, 2010
(Unaudited)

Number
of Shares		Value
	FINANCIALS - 10.0%
4,096	Allied World Assurance Co Holdings Ltd.	$206,316
2,597	American Express Co.	103,542
4,300	Assurant, Inc.	157,208
2,191	Bank of Montreal	120,856
5,897	Compass Diversified Holdings	83,619
985	Franklin Resources, Inc.	95,062
1,898	Jones Lang LaSalle, Inc.	143,318
1,579	JPMorgan Chase & Co.	57,412
6,862	MetLife, Inc.	258,011
2,307	Morgan Stanley	56,960
7,953	New York Community Bancorp, Inc.	126,373
2,793	PNC Financial Services Group, Inc.	142,331
4,209	Rayonier, Inc. - REIT	199,086
4,156	US Bancorp	86,445
		1,836,539

	HEALTH CARE - 14.0%
4,752	Abbott Laboratories	234,464
8,701	Bristol-Myers Squibb Co.	226,922
2,508	Hospira, Inc. *	128,811
2,574	Laboratory Corp. of America Holdings *	186,924
2,427	McKesson Corp.	140,887
3,375	Medco Health Solutions, Inc. *	146,745
8,620	Merck & Co., Inc.	303,079
1,191	Mettler-Toledo International, Inc. *	131,713
3,653	Parexel International Corp. *	72,658
4,579	Perrigo Co.	260,957
12,500	Pfizer, Inc.	199,125
5,690	Sirona Dental Systems, Inc. *	179,349
7,228	Teva Pharmaceutical Industries Ltd. - ADR	365,592
		2,577,226

	INDUSTRIALS - 8.4%
2,561	Deere & Co.	162,034
5,737	Emerson Electric Co.	267,631
3,845	Illinois Tool Works, Inc.	158,645
1,926	Middleby Corp. *	105,911
2,991	Norfolk Southern Corp.	160,557
2,839	Raytheon Co.	124,689
3,818	Tyco International Ltd.	142,335
4,420	United Parcel Service, Inc. - Class B	281,996
2,528	Watsco, Inc.	129,813
		1,533,611

Zacks Multi-Cap Opportunties Fund
SCHEDULE OF INVESTMENTS - As of August 31, 2010
(Unaudited)

Number
of Shares		Value
	INFORMATION TECHNOLOGY - 17.0%
5,128	Agilent Technologies, Inc. *	$138,302
7,689	Altera Corp.	189,688
708	Apple, Inc. *	172,306
1,946	CACI International, Inc. - Class A *	79,416
10,781	Cisco Systems, Inc. *	216,159
17,752	EMC Corp. *	323,797
4,460	F5 Networks, Inc. *	389,938
3,572	Finisar Corp. *	45,686
304	Google, Inc. - Class A *	136,806
4,306	Hewlett-Packard Co.	165,695
8,067	Intel Corp.	142,947
1,906	International Business Machines Corp.	234,876
6,957	Jabil Circuit, Inc.	71,309
3,018	JDA Software Group, Inc. *	69,323
8,073	Novellus Systems, Inc. *	188,101
7,636	Nuance Communications, Inc. *	112,096
2,410	Open Text Corp. *	106,040
8,182	Oracle Corp.	179,022
2,733	SanDisk Corp. *	90,845
1,939	Solera Holdings, Inc.	76,940
		3,129,292

	MATERIALS - 5.1%
3,051	Albemarle Corp.	122,315
2,263	Ashland, Inc.	105,139
7,781	Barrick Gold Corp.	363,840
1,800	PPG Industries, Inc.	118,494
4,678	Scotts Miracle-Gro Co. - Class A	220,942
		930,730

	TELECOMMUNICATION SERVICES - 3.4%
11,500	AT&T, Inc.	310,845
6,531	Syniverse Holdings, Inc. *	134,343
7,067	Vodafone Group PLC	170,880
		616,068

Zacks Multi-Cap Opportunties Fund
SCHEDULE OF INVESTMENTS - As of August 31, 2010
(Unaudited)

Number
of Shares		Value
	UTILITIES - 6.3%
4,109	California Water Service Group	$143,034
9,561	DPL, Inc.	242,085
3,478	Northeast Utilities	100,758
9,070	Pinnacle West Capital Corp.	361,440
2,797	Southern Co.	102,622
9,045	Westar Energy, Inc.	216,809
		1,166,748

	TOTAL COMMON STOCKS
	(Cost $16,147,264)	17,761,867

	EXCHANGE TRADED FUNDS - 4.6%
10,449	Financial Select Sector SPDR Fund	141,793
7,581	iShares Russell 2000 Index Fund	456,907
12,100	SPDR KBW Regional Banking	255,310
	TOTAL EXCHANGE TRADED FUNDS
	(Cost $833,792)	854,010

Principal
Amount		Value
	SHORT TERM INVESTMENTS - 0.3%
$51,861	UMB Money Market Fiduciary, 0.03%‡	51,861

	TOTAL SHORT TERM INVESTMENTS
	(Cost $51,861)	51,861

	TOTAL INVESTMENTS - 101.6%
	(Cost $17,032,917)	18,667,738
	Liabilites in excess of other assets - (1.6%)	(298,867)
	TOTAL NET ASSETS - 100.0%	$18,368,871

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trusts

*	Non-income producing security
‡	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Zacks Multi-Cap Opportunties Fund
SCHEDULE OF INVESTMENTS - As of August 31, 2010
(Unaudited)

Sector Representation as of 8/31/10 (% of net assets)
Sector Breakdown	% of Net Assets
Information Technology	17.0%
Health Care	14.0%
Consumer Discretionary	12.1%
Energy	11.0%
Financials	10.0%
Consumer Staples	9.4%
Industrials	8.4%
Utilities	6.3%
Materials	5.1%
Exchange-Traded Funds	4.6%
Telecommunication Services	3.4%
Short Term Investments	0.3%
Total Investments	101.6%
Other assets less liabilities	(1.6)%
Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS - As of August 31, 2010
(Unaudited)

Number
of Shares		Value
	COMMON STOCKS - 90.1%
	CONSUMER DISCRETIONARY - 14.3%
13,728	Best Buy Co., Inc.+	$430,922
15,288	Big Lots, Inc. *+	477,903
9,880	CarMax, Inc. *+	196,908
20,800	Dollar Tree, Inc. *+	942,864
12,480	Fossil, Inc. *+	592,675
13,936	Gentex Corp.+	244,856
44,096	Grupo Televisa S.A. - ADR+	815,335
9,464	Jo-Ann Stores, Inc. *+	384,806
25,584	Jones Apparel Group, Inc.+	393,482
17,680	Lennar Corp. - Class A+	232,846
37,544	Macy's, Inc.+	729,855
17,056	Newell Rubbermaid, Inc.+	256,181
7,904	Ross Stores, Inc.+	392,276
19,344	TJX Cos., Inc.+	767,763
1,560	VF Corp.+	110,167
2,600	Whirlpool Corp.+	192,816
		7,161,655

	CONSUMER STAPLES - 14.1%
24,544	Alberto-Culver Co.+	762,091
7,904	Co.lgate-Palmolive Co.+	583,631
23,504	Coca-Cola Enterprises, Inc.+	668,924
22,152	Corn Products International, Inc.+	756,048
22,880	Hain Celestial Group, Inc. *+	511,139
15,392	HJ Heinz Co.+	711,726
10,088	JM Smucker Co.+	589,946
29,744	Kraft Foods, Inc. - Class A+	890,833
35,256	Kroger Co.+	695,601
13,936	PepsiCo, Inc.+	894,413
		7,064,352

	FINANCIALS - 0.7%
11,856	MSCI, Inc. - Class A *+	354,494
		354,494

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS - As of August 31, 2010
(Unaudited)

Number
of Shares		Value
	HEALTH CARE - 14.3%
10,192	Abbott Laboratories+	$502,873
6,032	AMERIGROUP Corp. *+	222,581
26,624	AmerisourceBergen Corp.+	726,303
5,512	Bio-Rad Laboratories, Inc. - Class A *+	454,905
4,368	CareFusion Corp. *+	94,261
7,176	Cooper Cos., Inc.+	289,480
10,816	Life Technologies Corp. *+	462,600
8,528	McKesson Corp.+	495,050
13,208	Medco Health Solutions, Inc. *+	574,284
23,504	Merck & Co., Inc.+	826,401
17,160	Orthofix International NV *+	458,172
26,936	Parexel International Corp. *+	535,757
18,200	Teva Pharmaceutical Industries Ltd. - ADR+	920,556
18,408	UnitedHealth Group, Inc.+	583,902
		7,147,125

	INDUSTRIALS - 18.7%
10,608	A.O. Smith Corp.+	544,721
9,256	Clean Harbors, Inc. *+	559,525
10,088	Cummins, Inc.+	750,648
10,712	Deere & Co.+	677,748
28,340	Deluxe Corp.+	474,128
18,616	Emerson Electric Co.+	868,436
11,752	Insituform Technologies, Inc. - Class A *+	239,271
25,896	Korn/Ferry International *+	337,166
6,864	Lennox International, Inc.+	290,965
37,232	RR Donnelley & Sons Co.+	563,879
15,704	Textainer Group Holdings Ltd.+	428,719
16,432	Tyco International Ltd.+	612,585
13,312	Union Pacific Corp.+	970,977
9,880	United Parcel Service, Inc. - Class B+	630,344
11,960	United Technologies Corp.+	779,912
5,512	WW Grainger, Inc.+	583,115
		9,312,139

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS - As of August 31, 2010
(Unaudited)

Number
of Shares		Value
	INFORMATION TECHNOLOGY - 18.5%
17,888	Agilent Technologies, Inc. *+	$482,439
23,296	Altera Corp.+	574,712
50,336	Applied Materials, Inc.+	522,991
27,508	Cisco Systems, Inc. *+	551,535
39,520	EMC Corp. *+	720,845
11,336	F5 Networks, Inc. *+	991,107
13,728	Hewlett-Packard Co.+	528,253
14,768	iGate Corp.+	231,710
32,760	Intel Corp.+	580,507
4,732	International Business Machines Corp.+	583,124
26,936	Jabil Circuit, Inc.+	276,094
12,324	JDA Software Group, Inc. *+	283,082
2,496	Mastercard, Inc. - Class A+	495,107
11,024	Molex, Inc.+	194,574
19,240	NetApp, Inc. *+	778,066
17,368	Nuance Communications, Inc. *+	254,962
30,160	Oracle Corp.+	659,901
6,240	Rogers Corp. *+	167,232
6,604	SanDisk Corp. *+	219,517
8,008	Standard Microsystems Corp. *+	145,105
		9,240,863

	MATERIALS - 2.8%
6,344	Aptargroup, Inc.+	264,228
13,832	Ashland, Inc.+	642,635
7,488	Eastman Chemical Co.+	460,886
		1,367,749

	TELECOMMUNICATION SERVICES - 4.9%
32,864	AT&T, Inc.+	888,314
18,304	Rogers Communications, Inc. - Class B+	637,162
39,000	Vodafone Group PLC - ADR+	943,020
		2,468,496

	UTILITIES -1.8%
22,672	OGE Energy Corp.+	885,342
		885,342

	TOTAL COMMON STOCKS
	(Cost $39,124,615)	45,002,215

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS - As of August 31, 2010
(Unaudited)

Number
of Shares		Value
	EXCHANGE TRADED FUNDS - 1.7%
44,824	Financial Select Sector SPDR Fund+	$608,262
12,272	SPDR KBW Regional Banking +	258,939
	TOTAL EXCHANGE TRADED FUNDS
	(Cost $829,080)	867,201

Prinicipal
Amount		Value
	SHORT TERM INVESTMENTS - 8.0%
3,997,777	UMB Money Market Fiduciary, 0.03%‡+	3,997,777
	TOTAL SHORT TERM INVESTMENTS
	(Cost $3,997,777)	3,997,777

	TOTAL INVESTMENTS - 99.8%
	(Cost $43,951,472)	49,867,193
	Other assets less liabilities - 0.2%	87,006
	TOTAL NET ASSETS - 100%	$49,954,199

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS - As of August 31, 2010
(Unaudited)

Number
of Shares		Value

SECURITIES SOLD SHORT
	COMMON STOCKS
	CONSUMER DISCRETIONARY
43,888	American Eagle Outfitters, Inc.	$554,744
7,904	Apollo Group, Inc. - Class A *	335,762
15,600	Carnival Corp. - UIT	486,408
8,476	Choice Hotels International, Inc.	278,691
10,400	Citi Trends, Inc. *	235,040
27,872	DISH Network Corp. - Class A *	500,302
19,240	Family Dollar Stores, Inc.	823,280
18,408	Garmin Ltd.	489,837
8,320	J Crew Group, Inc. *	253,677
16,744	K-Swiss, Inc. - Class A *	190,379
44,512	Lowe's Cos., Inc.	903,594
18,408	Nordstrom, Inc.	532,359
520	NVR, Inc. *	314,163
20,488	Pulte Group, Inc. *	164,519
38,376	Staples, Inc.	681,942
18,928	Thomson Reuters Corp.	658,694
3,536	Toyota Motor Corp. - ADR	239,882
10,712	Weight Watchers International, Inc.	305,506
6,864	Yum! Brands, Inc.	286,229
		8,235,008

	CONSUMER STAPLES
13,104	Clorox Co.	849,401
11,960	Coca-Cola Co.	668,803
25,064	ConAgra Foods, Inc.	541,132
14,352	Costco Wholesale Corp.	811,606
18,096	Kellogg Co.	899,009
10,712	Lorillard, Inc.	814,219
13,624	McCormick & Co., Inc.	543,189
13,416	Procter & Gamble Co.	800,533
6,656	Ralcorp Holdings, Inc. *	397,030
21,840	Sysco Corp.	600,382
		6,925,304

	ENERGY
11,128	Overseas Shipholding Group, Inc.	358,322
		358,322

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS - As of August 31, 2010
(Unaudited)

Number
of Shares		Value
	FINANCIALS
40,664	Banco Santander S.A. - ADR	$475,362
29,744	BancorpSouth, Inc.	379,236
		854,598

	HEALTH CARE
27,352	Aetna, Inc.	730,845
8,424	Alere, Inc. *	235,619
14,040	Amsurg Corp. *	234,047
12,480	AstraZeneca PLC - ADR	616,886
7,904	Athenahealth, Inc. *	212,934
12,376	Baxter International, Inc.	526,723
9,984	Becton Dickinson and Co.	680,809
13,936	Charles River Laboratories International, Inc. *	393,692
20,384	Conceptus, Inc. *	281,605
13,208	DaVita, Inc. *	853,501
13,728	DENTSPLY International, Inc.	381,913
10,608	IPC The Hospitalist Co., Inc. *	247,803
9,048	LHC Group, Inc. *	181,050
14,560	Mindray Medical International Ltd. - ADR	393,120
11,024	Novartis AG - ADR	578,650
16,952	Omnicare, Inc.	325,478
15,808	Pfizer, Inc.	251,821
21,528	Pharmaceutical Product Development, Inc.	494,498
16,432	VCA Antech, Inc. *	324,861
		7,945,855

	INDUSTRIALS
42,016	ABB Ltd. - ADR	813,850
51,896	AMR Corp. *	317,085
28,704	Arkansas Best Corp.	591,876
25,168	Cintas Corp.	641,532
4,888	Fastenal Co.	221,280
7,904	General Dynamics Corp.	441,596
14,872	Granite Construction, Inc.	327,333
29,120	Heartland Express, Inc.	423,987
13,520	Huron Consulting Group, Inc. *	249,444
18,304	Ingersoll-Rand PLC	595,429
5,928	ITT Corp.	251,940
5,096	Lockheed Martin Corp.	354,274

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS - As of August 31, 2010
(Unaudited)

Number
of Shares		Value
	INDUSTRIALS - Continued
13,312	Navigant Consulting, Inc. *	$131,789
19,344	PACCAR, Inc.	792,911
6,448	Parker Hannifin Corp.	381,464
28,704	Pitney Bowes, Inc.	552,265
20,488	Republic Services, Inc.	602,962
8,632	Valmont Industries, Inc.	578,603
		8,269,620

	INFORMATION TECHNOLOGY
46,592	Advanced Micro Devices, Inc. *	261,847
9,048	ASML Holding NV	223,757
26,104	CA, Inc.	470,133
3,640	Cree, Inc. *	194,886
69,160	Dell, Inc. *	814,013
5,720	DST Systems, Inc.	233,033
51,272	Emulex Corp. *	489,135
44,824	Flextronics International Ltd. *	220,982
6,448	Infosys Technologies Ltd. - ADR	369,406
19,656	Juniper Networks, Inc. *	534,643
35,776	Logitech International S.A. *	527,338
23,816	Maxim Integrated Products, Inc.	377,960
38,480	National Semiconductor Corp.	485,233
55,640	NVIDIA Corp. *	519,121
13,000	Renaissance Learning, Inc.	104,000
4,784	Research In Motion Ltd. *	205,042
19,896	SAP AG - ADR	866,272
38,584	Seagate Technology PLC *	390,856
74,776	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	703,642
53,768	Telefonaktiebolaget LM Ericsson - ADR	517,786
		8,509,085

	MATERIALS
3,848	Compass Minerals International, Inc.	276,094
5,096	Praxair, Inc.	438,409
18,928	Titanium Metals Corp. *	342,975
		1,057,478

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS - As of August 31, 2010
(Unaudited)

Number
of Shares		Value
	TELECOMMUNICATION SERVICES
9,048	Deutsche Telekom AG - ADR	$118,348
28,808	Premiere Global Services, Inc. *	142,888
6,032	Telefonica S.A. - ADR	401,188
70,720	Telefonos de Mexico SAB de CV- ADR	987,958
6,968	Verizon Communications, Inc.	205,626
		1,856,008

	UTILITIES
21,268	Exelon Corp.	866,033
		866,033

	TOTAL COMMON STOCKS
	(Proceeds $46,602,879)	44,877,311

	EXCHANGE TRADED FUNDS
12,480	iShares Dow Jones US Technology Sector Index Fund	643,219
13,520	SPDR S&P Metals & Mining	654,233
	TOTAL EXCHANGE TRADED FUNDS	1,297,452
	(Proceeds $1,346,920)

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $47,949,799)	$46,174,763

ADR      American Depository Receipt
PLC        Public Limited Company

* Non-income producing security
+ Long security positions with a value of $49,867,193 have been segregated in connection with securities sold short.
‡ The rate is the annualized seven-day yield at period end.

  See accompanying Notes to Schedule of Investments.

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS - As of August 31, 2010
(Unaudited)

Sector Representation as of 8/31/10 (% of net assets)

% of Total
Sector Breakdown	Net Assets
Industrials	18.7%
Information Technology	18.5%
Consumer Discretionary	14.3%
Health Care	14.3%
Consumer Staples	14.1%
Telecommunication Services	4.9%
Materials	2.8%
Utilities	1.8%
Financials	0.7%
Exchange-Traded Funds	1.7%
Short Term Investments	8.0%
Total Investments	99.8%
Other assets less liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
August 31, 2010

Note 1 – Organization:
The Zacks Multi-Cap Opportunities Fund and the Zacks Market Neutral Fund (each a “Fund” and collectively, the ‘‘Funds’’) are each organized as diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Zacks Multi-Cap Opportunity Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Zacks Multi-Cap Opportunity Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C.  The Zacks Market Neutral Fund’s investment objective is to generate positive returns in both rising and falling equity markets.  The Zacks Market Neutral Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C.

Note 2 – Significant Accounting Policy:
The following is a summary of the significant accounting policy consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Short Sales – The Zacks Market Neutral Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
August 31, 2010

Note 3 – Federal Income Tax Information:
At August 31, 2010, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes were as follows:

	Zacks Multi-Cap Opportunities Fund	Zacks Market Neutral Fund

Cost of Investments	$17,604,971	$44,292,840

Proceeds from Securities Sold Short	$-	$(47,313,517)

Gross Unrealized Appreciation	$2,067,194	$11,174,568
Gross Unrealized (Depreciation)	(1,004,427)	(4,461,461)
Net Unrealized Appreciation/(Depreciation) on Investments and Securities Sold Short	$1,062,767	$6,713,107

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure:
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of February 28, 2010, in valuing the Funds’ assets carried at fair value:

Zacks Funds
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
August 31, 2010

Zacks Multi Cap Opportunities Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock[1]	$18,615,877	-	-	$18,615,877
Short-term Investments	51,861	-	-	51,861
Total Investments in Securities	18,667,738	-	-	18,667,738
Other Financial Instruments	-	-	-	-
Totals	$18,667,738	-	-	$18,667,738

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

Zacks Market Neutral Fund - Long Securities
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock[1]	$45,869,416	-	-	$45,869,416
Short-term Investments	3,997,777	-	-	3,997,777
Total Investments in Securities	49,867,193	-	-	49,867,193
Other Financial Instruments	-	-	-	-
Totals	$49,867,193	-	-	$49,867,193

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

Zacks Market Neutral Fund - Securities Sold Short
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock[1]	$46,174,763	-	-	$46,174,763
Short-term Investments	-	-	-	-
Total Investments in Securities	46,174,763	-	-	46,174,763
Other Financial Instruments	-	-	-	-
Totals	$46,174,763	-	-	$46,174,763

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust
By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	October 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	October 21, 2010

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	October 21, 2010

* Print the name and title of each signing officer under his or her signature.